Reverse Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 11, 2024
Reverse Recapitalization [Line Items]
Redeemed shares (in Shares)	41,552
Repayments of promissory note	$ 75,000
Net liabilities	1,600,000
Retained deficit	2,833,474
NMI [Member]
Reverse Recapitalization [Line Items]
NMI stockholders percentage		84.70%
Contribution of funds held in trust account	13,900,000
Incurred transaction costs	1,200,000
Nature’s Miracle’s [Member]
Reverse Recapitalization [Line Items]
NMI stockholders percentage		100.00%
Reverse recapitalization of proceeds	1,100,000
Lakeshore’s shares [Member]
Reverse Recapitalization [Line Items]
Incurred transaction costs	$ 1,000,000
Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	120,858
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	115,000
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	5,858
Nature’s Miracle’s [Member]
Reverse Recapitalization [Line Items]
Contribution of funds held in trust account	$ 15,100,000